Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable	$ 298,701	$ 102,112	$ 14,888
Accrued expenses	49,674	5,797	65,302
Accrued credit card payables and other liabilities	13,322	45,317
Accounts payable and accrued liabilities	$ 361,697	$ 153,226	$ 98,654